Customer and Supplier Concentrations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Customer and Supplier Concentrations (Details) [Line Items]
Accounts receivable (in Dollars)		$ 2,109,572	$ 28,301
Customer Concentration Risk [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage	13.69%
Customer Concentration Risk [Member] | Related Party [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage	18.61%
Customer Concentration Risk [Member] | Customer One [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage		14.51%	25.19%
Customer Concentration Risk [Member] | Customer One [Member] | Revenue Benchmark [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage		21.50%	11.99%
Customer Concentration Risk [Member] | Customer [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage		17.16%	0.45%
Customer Concentration Risk [Member] | Customer Two [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage			20.59%
Customer Concentration Risk [Member] | Customer Three [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage			11.73%
Customer Concentration Risk [Member] | Customer Four [Member] | Accounts Receivable [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage			10.28%
Supplier Concentration Risk [Member]
Customer and Supplier Concentrations (Details) [Line Items]
Concentration risk, percentage	10.31%